UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

1636 Logan Street, Denver, CO 80203
(Address of principal executive offices) (Zip code)

_______________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-626-0600
Date of fiscal year end: July 31, 2016
Date of reporting period: January 31, 2017

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Series One – Page 1

Dear Shareholders:

     I am pleased to deliver to you the American Growth Fund Series One Semi-Annual Report for the six months ending January 31, 2017.

     Since our last letter to you, our government has seen major change as the Grand Old Party’s candidate, President Trump, and his staff transition into their new positions. For many of us as outsiders to this process, this transition seems to be rather rough. However, one area that has been enjoying the new leadership team is the securities market. Following President Trump’s address to Congress, the Dow Jones Industrial Market topped 21,000 for the first time ever1.

Investment Strategy

     Your Investment Committee uses a fundamental top down approach to manage your portfolio. First, we look at the general economic outlook, then we look at the industries that we feel have the biggest growth potential in the current and upcoming economies. From that, our objective is to choose the best companies in those industries. Many of these companies are established, large cap (defined as companies with a market capitalization of $5 billion or more) securities many of which are household names that you will easily recognize.

Performance Overview

     Series One is invested primarily in large cap, growth-oriented domestic common stocks. When you examine the portfolio on the following pages you will note while the largest investment sector is Diversified Company Industry at 11.98% of your portfolio, the largest security in your portfolio is Time Warner, Inc. at $1,107,480 who is a leading internet/media provider.

     Your American Growth Fund Series One Class A Shares delivered you a 12.77% return since January 31, 2016 through close of business on January 31, 2017. The Dow Jones Industrial Average posted a gain of 23.89 while the S&P 500 posted a gain of 20.04% for the same time period as listed above. Of the stocks in your Series One portfolio, most of them contributed to the growth of the Fund. The top three active performing investments were Lincoln National Corp whose market value rose 54.59% (a total portfolio gain of 2.06%), Teradyne Inc. whose market value rose 43.56% (a total portfolio gain of 2.01%) and Time Warner, Inc. whose market value rose 25.90% (a total portfolio gain of 1.99%).

     Unfortunately, not all investments fared as well. Amgen, Inc.’s market value fell 8.98% (a total portfolio loss of 0.58%), Dollar Tree, Inc.’s market value fell 19.75% (a total portfolio loss of 0.49%) and Bristol Myers’ market value fell 35.77% (a total portfolio loss of 0.78%).

     The investment sectors that had the most positive influence on your Series One portfolio were Insurance (Life), Semiconductor Capital Equipment and Entertainment industries. The investment sectors that had the most adverse effect on your portfolio were Retail Store, Drug and Biotechnology industries.

     Additional data, including long-term performance data, can be located on page 32 of this report. Past performance is no guarantee of future results.

Series One – Page 2

Manager’s Discussion

     One of the more important political topics in front of us that may affect your portfolio’s performance is Tax Reform. The White House is indicating that the overhaul of the U.S. tax code may begin as early as this spring. President Trump has vowed to deliver major tax cuts to both the middle class and business community2. President Trump stated, “Well we’re going to get a big reduction, we’re going to bring business down to 15% to 20% from 36% and 38% and higher in some instances. We are the highest taxed nation in the world. And we are going to bring taxes way down” 3. Generally, tax cuts to the business community may result in increased profits.

     The American economy continues to improve, evidenced by the real gross domestic product (GDP) increase of 1.9% in the fourth quarter of 2016. In the third quarter, real GDP increased 3.5%. This is according to the second estimate released by the Bureau of Economic Analysis. “The general picture of economic growth remains the same; the increase in personal consumption expenditures was larger and increases in state and local government spending and in nonresidential fixed investment were smaller than previously estimated4”. Additionally, unemployment has remained stable 4.7% in February of 2017. In the past ten months unemployment rates have varied between 4.7% and 4.9%5.

     Over the next six months we will see some new changes to the world. Most interesting is Brexit which indications show may be initiated March 29, 20176. Other items that our Investment Committee will be monitoring include; the dollar’s value against the world currency, the price of oil and how it effects the world economy, the European economy and how Brexit may affect it, as well as the Chinese economy.

     As we look at these indicators of how our economy is doing, we generally continue to be bullish. It is our hope that we will see continued growth in the gross domestic product in the upcoming months.

     My staff and I are always available to discuss your account or answer any question you might have. Please call our toll free number, 800 525-2406 or, within Colorado, 303-626-0600.

American Growth Fund wishes you A Good Future!

Sincerely,

Timothy Taggart
President and Investment Committee Member
American Growth Fund, Inc.

1.	http://www.nbcnews.com/storyline/trumps-address-to-congress/dow-jones-hits-record-21-000-wall-street-cheers-trump-n727581
2.	http://www.cnbc.com/2017/03/19/white-house-tax-reform-may-begin-in-late-spring-spicer-says.html
3	http://www.westernjournalism.com/trump-promises-tax-reform-will-reaganesque-scope/
4.	http://bea.gov/newsreleases/national/gdp/gdpnewsrelease.htm
5.	http://data.bls.gov/timeseries/LNS14000000
6.	http://www.cnn.com/2017/03/20/europe/brexit-eu-juncker-uk/

Series One – Page 3

How American Growth Fund, Inc. Series One
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited)
January 31, 2017

		Market
Description of Security	Shares	Value

COMMON STOCK

Diversified Company Industry 11.98%
Chemed Corp	6,529	$1,084,402
(Operates two wholly owned subsidiaries: VITAS Healthcare Corp., end of life hospice care, and Roto-Rooter, plumbing and drain cleaning services.)
General Electric	23,673	703,088
(One of the largest & most diversified industrial companies.)
Honeywell Intl Inc.	1,694	200,434
(A Diversified technology and manufacturing company, serving customers worldwide with aerospace products and services, control, sensing and security technologies for buildings, homes, and industry; turbocharges and automotive products; and specialty chemicals, electronic and advanced materials, and process technology for refining and petrochemicals.)
		1,987,924

Machinery Industry 9.40%
Middleby Corp*	8,105	1,087,529
(Develops, manufactures, markets and services equipment used for commercial food cooking, preparation, and processing.)
Flowserve Corp	9,626	473,214
(Makes, designs and markets fluid-handling equipment (pumps, valves and mechanical seals) for industries that use difficult-to-handle or corrosive fluids.)
		1,560,743

*Non-income producing security
See accompanying notes to financial statements.

Series One – Page 4

How American Growth Fund, Inc. Series One
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited) (continued)
January 31, 2017

		Market
Description of Security	Shares	Value

COMMON STOCK (continued)

Biotechnology Industry 7.15%
Amgen Inc.	5,482	$858,920
(Utilizes biotechnology to develop human pharmaceutical products.)
Biogen Inc*	717	198,781
(Is a biopharmaceutical company. It is engaged in discovering, developing, manufacturing and delivering therapies to patients for the treatment of neurodegenerative diseases, hematologic conditions and autoimmune disorders.)
Novo Nordisk A/S	3,574	129,272
A healthcare company that is engaged in the discovery, development, manufacturing and marketing of pharmaceutical products. The Company has two business segments: diabetes & obesity care and biopharmaceuticals.
		1,186,973

Entertainment Industry 6.67%
Time Warner, Inc.	11,435	1,107,480
(A leading internet/media provider.)

Computer Software and Services Industry 6.44%
Fair, Isaac & Co.	8,669	1,068,888
(Provides decision-making solutions to clients in the financial services, telecommunications and retail industries.)

Cable TV Industry 6.33%
Charter Communications, Inc*	3,245	1,051,218
(Is a providers of cable services in the United States. The Company offers entertainment, information and communications solutions to residential and commercial customers )

*Non-income producing security
See accompanying notes to financial statements.

	Series One – Page 5

How American Growth Fund, Inc. Series One Has Its Shareholders' Money Invested

STATEMENT OF INVESTMENTS (unaudited) (continued)
January 31, 2017

		Market
Description of Security	Shares	Value

COMMON STOCK (continued)

Pharmacy Services 6.23%
Walgreens Boots Alliance	12,607	$1,033,018
(Operates a network of drugstores in the United States. It provides consumer goods and services, pharmacy, and health and wellness services through drugstores, as well as through mail, and by telephone and online.)

Semiconductor Capital Equipment 5.80%
Teradyne, Inc	33,899	962,054
(The world's largest producer of automated test equipment for semiconductors.)

Insurance (Life) 5.11%
Lincoln National Corporation Co	12,554	847,520
(Through its subsidiaries, engages in multiple insurance and retirement businesses in the United States.)

Computer & Peripherals Industry 4.13%
Cisco Systems	22,329	685,947
(The leading supplier of high-performance inter-networking products.)

Oilfield Services & Equipment 3.41%
Schlumberger	3,970	332,329
(The world's leading oilfield services company.)
RPC, Inc*	10,846	233,406
(Provides a range of oilfield services and equipment to the oil and gas companies primarily in the United States.)
		565,735

*Non-income producing security
See accompanying notes to financial statements.

Series One – Page 6

How American Growth Fund, Inc. Series One
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited) (continued)
January 31, 2017

		Market
Description of Security	Shares	Value

COMMON STOCK (continued)

Semiconductor Industry 3.05%
Intel Corp	13,731	$505,575
(A leading manufacturer of integrated circuits.)

Railroad 3.04%
Kansas City Southern	5,864	503,776
(A holding company that has railroad investments in the U.S., Mexico and Panama.)

Environmental Industry 2.97%
Waste Management	7,100	493,450
(The largest solid-waste disposal company in North America.)

Insurance Industry 2.68%
AXA ADS	18,065	444,941
(The holding company of an international group of insurance and related financial services.)

Drug 2.18%
Bristol-Myers Squibb Company	5,321	261,580
(Engages in discovering, developing and delivering medicines that help patients prevail over serious diseases.)
Johnson & Johnson	889	100,679
(Engaged in the research and development, manufacture and sale of products in the health care field within its Consumer, Pharmaceutical and Medical Devices, and
Diagnostic business segments.)
		362,259

*Non-income producing security
See accompanying notes to financial statements.

Series One – Page 7

How American Growth Fund, Inc. Series One
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited) (continued)
January 31, 2017

		Market
Description of Security	Shares	Value

COMMON STOCK (continued)

Online Media 1.97%
Facebook Inc.*	1,267	$165,115
(Operates a social networking website. The Company’s products are Facebook,
Instagram, Messenger, WhatsApp, and Oculus. Its products enable people to connect and share through mobile devices and personal computers.)
Alphabet Inc. Class A*	198	162,398
(Engaged in improving the ways people connect with information & products including Search, Android, YouTube, Apps, Maps & Ads. It also produces internet-
connected home devices & provides internet services.)
		327,513

Chemicals 1.86%
NewMarket Corp.	376	162,120
(Manufactures and sells petroleum additives used in lubricating oils and fuels to enhance their performance in machinery, vehicles, and other equipment. The petroleum additives market has two products: lubricant additives and fuel additives.)
Balchem Corporation	1,720	146,613
(Is engaged in the development, manufacture and marketing of specialty performance ingredients and products for the food, nutritional, feed, pharmaceutical, medical sterilization and industrial markets.)
		308,733

Retail Store 1.74%
Dollar Tree, Inc.*	3,744	288,999
(Operates discount variety stores in the United States and Canada. Its stores offer merchandise primarily at the fixed price of $1.00.)

*Non-income producing security
See accompanying notes to financial statements.

Series One – Page 8

How American Growth Fund, Inc. Series One
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited) (continued)
January 31, 2017

		Market
Description of Security	Shares	Value

Computer Hardware 1.36%
Apple Inc.	1,861	225,832
(Designs, manufactures, & markets mobile communication & media devices, personal computers, & portable digital music plays, & sells a variety of related software, services, accessories, networking solutions, & third-party digital content.)

Application Software 1.06%
Microsoft Corporation	2,722	175,977
(Engaged in designing, manufacturing, selling devices, and online advertising. Its products include operating systems for computing devices, servers, phones and other devices.)

Restaurants 0.88%
Starbucks Corporation	2,632	145,339
(The roaster, marketer, & retailer of specialty coffee in the world, operating globally.
It sells a variety of coffee & tea products. It sells goods and services under brands including Teavana, Tazo, and Seattle's Best Coffee.)

Airlines 0.78%
Spirit Airlines*	2,380	128,615
(Is an airline based in Miramar, Florida. The Company's all-Airbus fleet currently operates more than 385 daily flights to over 56 destinations in the United States,
Caribbean and Latin America.)

Specialty Retail 0.75%
AutoZone, Inc.*	172	124,697
(A retailer and distributor of automotive replacement parts and accessories in the
United States. The Company's stores carry an extensive product line for cars, sport utility vehicles, vans and light trucks )

*Non-income producing security
See accompanying notes to financial statements.

Series One – Page 9

How American Growth Fund, Inc. Series One
Has Its Shareholders' Money Invested
STATEMENT OF INVESTMENTS (unaudited) (continued)
January 31, 2017

		Market
Description of Security	Shares	Value

COMMON STOCK (continued)

Home Improvement Stores 0.75%
Home Depot Inc. (The)	903	124,235
(Is a home improvement retailer. Its stores sell an assortment of building materials, home improvement and lawn and garden products and provide a number of services.)

Banks 0.75%
Wells Fargo & Company	2,198	123,813
(A diversified financial services company. It provides retail, corporate and commercial banking services, through banking stores and offices, the internet and other distribution channels to individuals, businesses and institutions )

Farm & Construction Machinery 0.74%
Caterpillar Inc	1,279	122,349
(Manufacturer of construction and mining equipment, diesel and natural gas engines, industrial gas turbines and diesel-electric locomotives. The Company is also a U.S.
exporter.)

Total Common Stocks (cost $8,614,064) – 99.21%		16,463,603

Total Investments, at Market Value (cost $8,614,064)	99.21%	16,463,603
Other Assets, Less Liabilities	0.79%	131,349
Net Assets	100.00%	16,594,952

*Non-income producing security
See accompanying notes to financial statements.

Series One – Page 10

Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE
STATEMENT OF ASSETS AND LIABILITIES (unaudited), JANUARY 31, 2017

ASSETS:
Investments, at market value (cost $8,614,064)	$16,463,603
Cash	3,409
Receivables:
Shares of beneficial interest sold	21,075
Securities Sold	665,757
Dividends and interest	6,166
Total assets	17,160,010
LIABILITIES:
Payable for capital stock redeemed	9,562
Payable for securities purchased	489,433
12b-1 fees	29,109
Management fee	14,144
Other liabilities	22,810
Total liabilities	565,058
NET ASSETS	$16,594,952
COMPOSITION OF NET ASSETS:
Paid-in capital	$19,971,614
Accumulated Net Investment Loss	(462,611)
Accumulated net realized loss from investment transactions	(10,763,589)
Net unrealized appreciation of investments	7,849,538
Net assets	$16,594,952
NET ASSET VALUE PER SHARE:
Class A Shares:
Net asset value and redemption price per share (based on net assets of	$4.68
$7,711,702 and 1,648,860 shares of beneficial interest outstanding)
Maximum offering price per share (net asset value plus sales charge of 5.75% of	$4.96
offering price)
Class B Shares:
Net asset value, redemption price and offering price per share (based on net assets of $143,448	$4.03
and 35,625 shares of beneficial interest outstanding)
Class C Shares:
Net asset value, redemption price and offering price per share (based on net assets of	$4.01
$2,688,947 and 671,075 shares of beneficial interest outstanding)
Class D Shares:
Net asset value and redemption price per share (based on net assets of $6,050,855 and	$4.95
1,222,526 shares of beneficial interest outstanding)
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$5.25

See accompanying notes to financial statements.

Series One – Page 11

Financial Statements

AMERICAN GROWTH FUND, INC. SERIES ONE

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDING JANUARY 31, 2017 (unaudited)

INVESTMENT INCOME:
Dividends (Net of $3,058 foreign withholding tax)	$116,670
Interest	8
Total investment income	116,678

EXPENSES:
Investment advisory fees (Note 4)	82,127
Administration expenses (Note 4)	127,970
Transfer agent, shareholder servicing and data processing fees (Note 4)	29,381
Accounting Fees (Note 4)	30,000
Rent expense (Note 4)	57,613
Custodian fees	7,094
Professional fees	124,729
Registration and filing fees (Note 1):	16,369
Shareholder reports	10,409
Distribution and service fees (note 4):
Class A	11,220
Class B	721
Class C	13,670
Directors fees (Note 4)	35,697
Other expenses	32,289
Total expenses	579,289
Net Investment Loss	(462,611)

REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS:
Net realized gain on investments	728,017
Net change in unrealized appreciation on investments	713,693
Net gain on investments	1,441,710
Net increase in net assets resulting from operations	$979,099

See accompanying notes to financial statements.

Series One – Page 12

Financial Statements
AMERICAN GROWTH FUND, INC. SERIES ONE
STATEMENTS OF CHANGES IN NET ASSETS

	Six
	Months Ended	Year Ended
	January 31, 2017	July 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss	$(462,611)	$(620,796)
Net realized gain on investments	728,017	1,127,830
Net change in unrealized appreciation on investments	713,693	(911,534)
Net increase (decrease) in net assets resulting from operations	979,099	(404,500)

BENEFICIAL INTEREST TRANSACTIONS:
Net decrease in net assets resulting from beneficial interest transactions (Note 2):
Class A	1,266,848	(296,420)
Class B	(10,131)	(7,857)
Class C	(164,107)	29,109
Class D	(406,933)	(360,002)
Net change in net assets derived from beneficial interest
transactions	685,677	(635,170)
Total increase	1,664,776	(1,039,670)
Net Assets - Beginning of year	14,930,176	15,969,846
Net Assets - End of year1	$16,594,952	$14,930,176
[1]Includes net investment loss	(462,611)	-

See accompanying notes to financial statements.

Series One – Page 13

Financial Highlights
AMERICAN GROWTH FUND, INC. SERIES ONE

	Six Months
	Ended	Class A
	January 31,	Year Ended July 31,
	(unaudited)
	2017	2016	2015	2014	2013		2012
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$4.40	$4.50	$4.02	$3.53	$2.76		$2.62
Income (loss) from investment operations:
Net investment loss4	(0.12)	(0.18)	(0.16)	(0.13)	(0.10)		(0.08)
Net realized and unrealized gain (loss)	0.40	0.08	0.64	0.62	0.87		0.22
Total income (loss) from investment operations	0.28	(0.10)	0.48	0.49	0.77		0.14
Net Asset Value, End of Period	$4.68	$4.40	$4.50	$4.02	$3.53		$2.76
Total Return at Net Asset Value1	6.4%	(2.2)%	11.9%	13.9%	27.9%		5.3%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,712	$6,001	$6,469	$5,814	$5,921		$4,579
Ratio to average net assets:
Net investment loss	(5.73)%	(4.33)%	(3.64)%	(3.32)%	(3.12)%		(3.11)%
Expenses	7.18%	6.13%	5.30%	4.96%	4.68%		4.92%
Portfolio Turnover Rate2	9%	3%	2%	8%	0	%3	8%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.

2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2017, aggregated $1,718,804 and $1,368,858, respectively.

3. Amount less than 0.5%.

4. Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

Series One – Page 14

Financial Highlights
AMERICAN GROWTH FUND, INC. SERIES ONE

	Six Months
	Ended	Class B
	January 31,	Year Ended July 31,
	(unaudited)
	2017	2016	2015	2014	2013		2012
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$3.80	$3.92	$3.53	$3.11	$2.46		$2.34
Income (loss) from investment operations:
Net investment loss4	(0.12)	(0.18)	(0.17)	(0.14)	(0.10)		(0.12)
Net realized and unrealized gain (loss)	0.35	0.06	0.56	0.56	0.75		0.24
Total income (loss) from investment operations	0.23	(0.12)	0.39	0.42	0.65		0.12
Net Asset Value, End of Period	$4.03	$3.80	$3.92	$3.53	$3.11		$2.46
Total Return at Net Asset Value1	6.1%	(3.1)%	11.0%	13.5%	26.4%		5.1%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$143	$145	$159	$216	$356		$620
Ratio to average net assets:
Net investment loss	(6.43)%	(5.02)%	(4.34)%	(4.05)%	(3.82)%		(3.87)%
Expenses	7.87%	6.82%	6.01%	5.69%	5.38%		5.67%
Portfolio Turnover Rate2	9%	3%	2%	8%	0	%3	8%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.

2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2017, aggregated $1,718,804 and $1,368,858, respectively.

3. Amount less than 0.5%.

4. Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

Series One – Page 15

Financial Highlights
AMERICAN GROWTH FUND, INC. SERIES ONE

	Six Months
	Ended	Class C
	January 31,	Year Ended July 31,
	(unaudited)
	2017	2016	2015	2014	2013		2012
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$3.79	$3.90	$3.51	$3.10	$2.44		$2.33
Income (loss) from investment operations:
Net investment loss4	(0.12)	(0.18)	(0.17)	(0.14)	(0.10)		(0.10)
Net realized and unrealized gain (loss)	0.34	0.07	0.56	0.55	0.76		0.21
Total income (loss) from investment operations	0.22	(0.11)	0.39	0.41	0.66		0.11
Net Asset Value, End of Period	$4.01	$3.79	$3.90	$3.51	$3.10		$2.44
Total Return at Net Asset Value1	5.8%	(2.8)%	11.1%	13.2%	27.1%		4.7%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,689	$2,697	$2,753	$2,460	$2,162		$2,068
Ratio to average net assets:
Net investment loss	(6.42)%	(5.02)%	(4.34)%	(4.02)%	(3.82)%		(3.83)%
Expenses	7.87%	6.82%	6.00%	5.66%	5.38%		5.63%
Portfolio Turnover Rate2	9%	3%	2%	8%	0	%3	8%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.

2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2017, aggregated $1,718,804 and $1,368,858, respectively.

3. Amount less than 0.5%.

4. Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

Series One – Page 16

Financial Highlights
AMERICAN GROWTH FUND, INC. SERIES ONE

	Six Months
	Ended	Class D
	January 31,	Year Ended July 31,
	(unaudited)
	2017	2016	2015	2014	2013		2012
Per Share Operating Data:
Net Asset Value,
Beginning of Period	$4.65	$4.74	$4.23	$3.69	$2.88		$2.72
Income (loss) from investment operations:
Net investment loss4	(0.13)	(0.18)	(0.20)	(0.17)	(0.09)		(0.08)
Net realized and unrealized gain (loss)	0.43	0.09	0.71	0.71	0.90		0.24
Total income (loss) from investment operations	0.30	(0.09)	0.51	0.54	0.81		0.16
Net Asset Value, End of Period	$4.95	$4.65	$4.74	$4.23	$3.69		$2.88
Total Return at Net Asset Value1	6.5%	(1.9)%	12.1%	14.6%	28.1%		5.9%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,051	$6,087	$6,590	$6,468	$6,132		$6,455
Ratio to average net assets:
Net investment loss	(5.42)%	(4.03)%	(3.34)%	(3.02)%	(2.82)%		(2.84)%
Expenses	6.87%	5.83%	5.00%	4.65%	4.38%		4.63%
Portfolio Turnover Rate2	9%	3%	2%	8%	0	%3	8%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns.

2. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the six months ended January 31, 2017, aggregated $1,718,804 and $1,368,858, respectively.

3. Amount less than 0.5%.

4. Per share amounts have been calculated using the Average Shares Method.

See accompanying notes to financial statements.

Series One – Page 17

Notes to Financial Statements
American Growth Fund, Inc. Series One (unaudited)

1. Summary of Significant Accounting Policies
American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A,
Class B, Class C and Class D shares. Class D shares are available to shareholders of accounts established prior to
March 1, 1996. Class A and Class D have a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75%. Purchases of Class A and Class D shares in amounts of $1,000,000 or more which are not subject to an initial sales charge generally will be subject to a contingent deferred sales charge of 1.0% of amounts redeemed within the first year of purchase. Class B has a maximum deferred sales charge (Contingent Deferred Sales
Charge) as a percentage of original purchase price or redemption proceeds, whichever is lower, for the first 2 years of
5%, 3rd & 4th years - 4%, 5th yr. - 3%, 6th yr. - 2%, 7th yr. - 1%. Class C has a maximum deferred sales charge as a percentage of original purchase price or redemption proceeds, whichever is lower, of 1% for the first year. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase.
The following is a summary of significant accounting policies consistently followed by the Fund.
Reclassifications - Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
For the year ended July 31, 2016, the following reclassifications were made:

Accumulated	Accumulated
Net Investment	Net Realized	Paid-In
Loss	Loss	Capital
$620,796	$3,656,587	$(4,277,383)

Investment Valuation – Investment securities traded on the New York Stock Exchange or other stock exchange approved for this purpose by the board of directors will be valued on the basis of the closing sale thereof on such stock exchange, or, if such sale is lacking, at the mean between closing bid and asked prices on such day. If no bid and asked prices are quoted for such day or information as to New York or other approved exchange transactions is not readily available, the security will be valued by reference to recognized composite quotations or such other method as the board of directors in good faith deems will reflect its fair market value. Securities not traded on any stock exchange but for which market quotations are readily available are valued on the basis of the mean of the last bid and asked prices. Short-term securities are valued at the mean between the closing bid and asked prices or by such other method as the board of directors determines to reflect their fair market value. The board of directors in good faith determines the manner of ascertaining the fair market value of other securities and assets.
Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with the provisions of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund's 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado State and foreign jurisdictions where the Fund makes significant investments;
however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Series One – Page 18 Semi Annual Report For the six months ended January 31, 2017

Notes to Financial Statements
American Growth Fund, Inc. Series One (unaudited)

Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.
Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
Security Transactions and Related Investment Income - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis used for federal income tax purposes.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Securities Valuations – As described in note 1, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$16,463,603	0	0	$16,463,603

The industry classifications of Level 1 investments are included in the Statement of Investments.
There were no transfers in to or out of Level 1 or Level 2 for the six months ended January 31, 2017.
Transfers between levels are recognized at the end of the reporting period.

Semi Annual Report For the six months ended January 31, 2017

Series One – Page 19

Notes to Financial Statements

American Growth Fund, Inc. Series One (unaudited)

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	January 31,2017		July 31,2016
	Shares	Shares	Shares	Amount
Class A:
Sold	398,862	1,773,579	104,302	$1,012,459
Dividends and distributions
reinvested	-	-	-	-
Redeemed	(113,003)	(506,731)	(178,460)	(1,044,837)
Net increase (decrease)	285,859	1,266,848	(74,158)	$(32,378)
Class B:
Sold	320	1,200	1,867	$13,968
Dividends and distributions
reinvested	-	-	-	-
Redeemed	(2,875)	(11,331)	(4,200)	(90,467)
Net decrease	(2,555)	(10,131)	(2,333)	$(76,499)
Class C:
Sold	34,159	133,266	130,092	$372,993
Dividends and distributions
reinvested	-	-	-	-
Redeemed	(75,486)	(297,373)	(123,990)	(358,352)
Net decrease	(41.327)	(164,107)	6,102	$14,641
Class D:
Sold	466	2,222	14,701	$5,241
Dividends and distributions
reinvested	-	-	-	-
Redeemed	(86,272)	(409,155)	(95,496)	(633,925)
Net decrease	(85,806)	(406,933)	(80,795)	$(628,684)

3. Realized and Unrealized Gains and Losses on Investments

The identified tax cost basis of investments at January 31, 2017 was $9,020,742. Net unrealized appreciation on investments of $7,442,861, based on identified tax cost as of January 31, 2017, was comprised of gross appreciation of $7,518,133 and gross depreciation of $(75,272).

4. Underwriting, Investment Advisory Contracts, Service Fees and Other Related Parties

Under the investment advisory contract with IRC, the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% such assets in excess of $30 million. The Fund pays its own operating expenses.

Series One – Page 20

Semi Annual Report For the six months ended January 31, 2017

Notes to Financial Statements
American Growth Fund, Inc. Series One (unaudited)

Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees no greater than 0.30% of average daily net assets, respectively.
For the year ended January 31, 2017 commissions and sales charges paid by investors on the purchase of Fund shares totaled $12,605 of which $2,233 was retained by World Capital Brokerage, Inc. ("WCB"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by
WCB on sales of the Fund's Class B and C shares totaled $1,382 of which $0 was retained by WCB. For the six months ended January 31, 2017, WCB received contingent deferred sales charges of $292 upon redemption of Class
B and C shares, as reimbursement for sales commissions advanced by WCB upon the sale of such shares. No payments were made by the Fund to WCB for brokerage commission on securities transactions.
Certain officers of the Fund are also officers of WCB and IRC. For the six months ended January 31, 2017, the Fund paid directors' fees of $7,259, expenses of $24,938, and the audit chair of $5,782 for review.
For the six months ended January 31, 2017, under an agreement with IRC, the Fund was charged $127,970 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the
Fund. In addition, the Fund was charged $51,661.91 by an affiliated company of IRC for the rental of office space.
Commonwealth Fund Accounting, Inc., an indirect wholly-owned subsidiary of Commonwealth Shareholder Services,
Inc., serves as the Fund’s fund accountant and, in that capacity, performs daily pricing and various other accounting services for the Fund. Commonwealth Fund Services, Inc., also an indirect wholly-owned subsidiary of Commonwealth
Shareholder Services, Inc., serves as the Fund’s transfer agent and dividend disbursing agent. For the six months ended January 31, 2017, the Fund incurred $30,000 and $29,381 in accounting and transfer agent fees, respectively. A
Director of the Fund serves as Treasurer and Director of Commonwealth Shareholder Services, Inc.
5. Federal Income Tax Matters
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
At July 31, 2016, the Fund had available for federal income tax purposes an unused capital loss carryover of
$10,921,476, $283,470 expires 2017, $6,557,816 expires in 2018, $3,267,445 expires 2019 and $812,745 of capital loss which does not expire and retains its original tax character of $147,917 of short-term capital loss and $664,828 of long-term capital loss.
$3,656,587 of unutilized capital loss carryover expired as of July 31, 2016. The Fund utilized $904,229 of non-expiring long term capital loss carryover as of July 31, 2016.
The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the differing treatment of net operating losses, foreign currency and tax allocations.
Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis have been reclassified to paid-in capital.
Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the
Fund’s next taxable year.
As of July 31, 2016 the components of accumulated losses on a tax-basis were as follows:

Capital loss carry forward	(10,921,476)
Unrealized appreciation	6,565,715
(4,355,761)

6. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

7. Review of Affiliated Company’s Expenses – The Trust’s Audit Committee reviews, on a monthly and quarterly basis, the details of each expense incurred by the Trust in order to determine the appropriateness. These expense are then presented to the Trust’s Board of Directors for review and approval at the next quarterly Board Meeting.
For the six months ended January 31, 2017 the Trust paid to its affiliated companies, World Capital Brokerage, Inc. $6,529,
Investment Research Corporation $44,358, and AGF Properties, Inc. $62,027 for services they provided to the Trust and its

Semi Annual Report For the six months ended January 31, 2017 Series One – Page 21 shareholders. These payments resulted in these affiliated companies earning profits totaling World Capital Brokerage, Inc.
$(105), Investment Research Corporation $(32,679), and AGF Properties, Inc. $338.

Analysis of Expenses (unaudited)
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A and D shares or contingent deferred sales charges ("CDSC") with respect to Class B and C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The tables below are based on an investment of $1,000 invested on August 1, 2016 and held for the six months ended January 31, 2017.

Actual expenses
This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For the six months ended January 31, 2017

	Actual
	Total Return
	Without	Beginning	Ending	Expenses
	Sales	Account	Account	Paid During
	Charges(1)	Value	Value	The Year(2)
Class A	6.36%	$1,000.00	$987.24	$76.36
Class B	6.05%	$1,000.00	$977.00	$83.50
Class C	5.80%	$1,000.00	$974.76	$83.24
Class D	6.45%	$1,000.00	$991.40	$73.10

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or D shares or the applicable Contingent
Deferred Sales Charges ("CDSC") with respect to Class B or C Shares.
(2) Expenses are equal to the annualized expense ratio of 7.18%, 7.87%, 7.87% and 6.87% for the Fund’s Class A, B,
C, and D shares, respectively, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

Hypothetical example for comparison purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class B and C shares. Therefore, the table is useful in

Series One – Page 22

Semi Annual Report For the six months ended January 31, 2017 comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

For the six months ended January 31, 2017

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid Expenses
	Return	Value	Value	The Year(1)
Class A	5.00%	$1,000.00	$951.60	$73.60
Class B	5.00%	$1,000.00	$944.48	$80.72
Class C	5.00%	$1,000.00	$944.55	$80.66
Class D	5.00%	$1,000.00	$954.81	$70.40

(1) Expenses are equal to the annualized expense ratio 7.18%, 7.87%, 7.87% and 6.87% for the Fund’s Class A, B, C, and D shares, respectively, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).

Allocation of Portfolio Assets (audited)
(Calculated as a percentage of Net Assets)

January 31, 2017
Sector Breakdown
Diversified Company Industry	11.98%
Machinery Industry	9.40%
Biotechnology Industry	7.15%
Entertainment Industry	6.67%
Computer Software and Services Industry	6.44%
Cable TV Industry	6.33%
Pharmacy Services	6.23%
Semiconductor Capital Equipment	5.80%
Insurance Industry (Life)	5.11%
Computer & Peripherals Industry	4.13%
Oilfield Services/Equipment	3.41%
Semiconductor Industry	3.05%
Railroad	3.04%
Environmental Industry	2.97%
Insurance Industry	2.68%
Drug	2.18%
Online Media	1.97%
Chemicals	1.86%
Retail Store	1.74%
Computer Hardware	1.36%
Application Software	1.06%
Restaurants	0.88%
Airlines	0.78%
Specialty Retail	0.75%
Home Improvement Stores	0.75%
Banks	0.75%
Farm & Construction Machinery Industry	0.74%

Investments - Common Stocks	99.21%
Cash and Receivables, less Liabilities	0.79%
Total Net Assets	100.00%

Semi Annual Report For the six months ended January 31, 2017		Series One – Page 23

NOTICE TO SHAREHOLDERS at July 31, 2016 (Unaudited)
How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-525-2406 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period
Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge, upon request, by calling 1-800-525-2406.
Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at
http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-800-525-2406.

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
The day-to-day operations of the Fund are managed by its officers subject to the overall supervision and control of the board of directors. The Fund´s Audit Committee meets quarterly and is responsible for reviewing the financial statements of the Fund.
The following information about the interested directors2 of the Fund includes their principal occupations for the past five years:

			Principal		Number of	Other
Name, Address,	Position(s) Held Term of Office[1]		Occupation(s)		Portfolios in	Directorships
		and Length of			Fund Complex	Held by
and Age	with Fund		During Past 5
		Time Served			Overseen by	Director for the
			Years		Director	Past Five Years
Principal
financial and
			accounting			Director of
Timothy E. Taggart,			officer,			World Capital
1636 Logan Street,	President,	Since April	employee of			Brokerage, Inc.
Denver, CO	Director and				2
		2004	Adviser since			and Investment
DOB: October 18,	Treasurer		1983	. See		Research
1953			below for			Corporation
affiliation with
Distributor.

Series One – Page 24 Semi Annual Report For the six months ended January 31, 2017

Mr. Pasco is
President,
Treasurer and
Director of
Commonwealth
Fund Services,
Inc., a mutual
fund
administrator,
transfer agent,
disbursing
agent and
accounting
services agent,
since 1993;
President and
John Pasco III,		Director of First	Director of
Commonwealth
8730 Stony Point	Since	Dominion	Fund Services,
Parkway, Suite 205, Director	December	Capital Corp., a 2	Inc., Director of
Richmond, VA,	2006	Broker Dealer.
DOB: April 10, 1945		President and	First Dominion
		Treasurer of	Capital Corp.,
Commonwealth
Capital
Management,
Inc., a
Registered
Investment
Adviser; and
President of
Commonwealth
Capital
Management,
LLC, a
Registered
Investment
Advisor.
Owner of Opal
Gerald Opalinski,		Financial
3465 Route 130 N,	Since August	Services. See	Director of
Harrison City, PA Director		2
	2013	below for	Manor Bank
DOB: June 28,		affiliation with
1953		Distributor.

Semi Annual Report For the six months ended January 31, 2017

Series One – Page 25

The following information about the non-interested directors, officers and advisors of the Fund includes their principal occupations for the past five years:

				Number of	Other
	Position(s)	Term of	Principal	Portfolios in	Directorships
Name, Address,		Office1 and	Occupation(s) Fund		Held by
	Held with
and Age		Length of	During Past 5 Complex		Director for
	Fund	Time Served	Years	Overseen by	the Past Five
				Director	Years

Eddie R. Bush,	Director, Audit
1400 W. 122nd	Committee
Ave., Suite 100,	Chairman	Since	Certified
Westminster, CO	(financial	September	Public	2	None
DOB: December	expert), Lead	1987	Accountant
31, 1939	Independent
	Director
Harold Rosen, 1
Middle Road,		Since	Owner of Bi-
Englewood, CO	Director	December	Rite Furniture	2	None
DOB: July 4,		1995	Stores.
1927
Dr. Brian Brody,
6901 S. Pierce St. Director and
Suite #380,	Audit	Since June	Doctor of
			Professional	2	None
Littleton, CO	Committee	2008	Psychology
DOB: September	Member
23, 1952

Mark Bomber,	Director and
1011 S. Valentia			United
Street #91,	Audit	Since August	Airlines Flight	2	None

Denver, CO DOB: Member Committee		2013	Officer
October 18, 1964
Darrell E. Bush,
2714 West 118th
Ave,		Since
Westminster, CO	Director	September	Accountant	2	None
DOB: February		2013
19, 1971

Series One – Page 26

Semi Annual Report For the six months ended January 31, 2017

Prince Street
International
Ltd., Prince
Street Fund
Ltd., Prince
Street
Opportunities
Ltd., PS
			Senior		Opportunities
			Advisor for		Offshore Ltd.,
			Prince Street		Prince Street

Peter McKown,			Capital		Institutional
		Since	Management		Ltd., PS
PO Box 100550,	Director	December	LLC., Senior	2	Institutional
Denver, CO DOB:
June 14, 1958		2015	Partner of		Offshore Ltd.,
			Prince Street		Prince Street
			Capital		Latin America
			Management		Ltd., PS Latin
			LLC		America
Offshore Ltd.,
Prince Street
(India) Fund
Pte Ltd.,
Prince Street
Capital
Management
Pte Ltd.
Michael L.					World Capital
Gaughan, 115	Chief				Brokerage,
		Since	Employee of
Carlisle Pl.,	Compliance				Inc. and
		September	the Fund	N/A
Dorchester, NJ	Officer and				Investment
		2004	since 1995.
DOB: November	Secretary				Research
29, 1967					Corporation
Patricia A. Blum,
1636 Logan			Employee of		World Capital
	Vice	Since June
Street, Denver,			the Fund	N/A	Brokerage,
	President	2013
CO DOB: June			since 2001.		Inc.
27, 1959

1. Trustees and officers of the fund serve until their resignation, removal or retirement.

2. Timothy Taggart, John Pasco III and Gerald Opalinski are "interested persons” of the Fund as defined

Semi Annual Report For the six months ended January 31, 2017

Series One – Page 27

by the Investment Company Act of 1940 because of the following position which they hold.

Timothy Taggart is the sole shareholder, president and a director of Investment Research Corporation. He is also president and a director of World Capital Brokerage, Inc., the Distributor.
John Pasco III is the President of Commonwealth Fund Services, Inc., the Company´s transfer agent and accounting service agent.
Gerald Opalinski is a registered representative of World Capital Brokerage, Inc.
None of the above named persons received any retirement benefits or other form of deferred compensation from the Fund. There are no other funds that together with the Fund constitute a Fund
Complex.
The Fund's Statement of Additional Information includes additional information about the Fund's trustees, and is available without charge upon request by calling 1-800-525-2406.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Meeting of the Board of Directors Held on September 22, 2016

At a regular meeting of the Board of Directors (the “Board”) held on September 22, 2016 (the “meeting”), the Board, along with legal counsel representing the Fund and the Independent Directors, including a majority of the Directors who are not interested persons of the Board (the “Independent Directors”), considered the approval for another year of the investment advisory agreement (the “Agreement”)
between Investment Research Corporation (the “Adviser”) and American Growth Fund, Inc. (the “Fund”).
In connection with its review and approval of the Agreement for another year at the Meeting, the
Independent Directors present considered materials furnished by the Adviser, including information about, but not limited to, the Adviser’s personnel, operations and financial condition. The Independent Directors also submitted questions to the Adviser prior to the Meeting. At the Meeting, representatives from the
Adviser and separate legal counsel for the Fund and the Independent Directors among other things, presented information to the Board regarding the Adviser and the Series One Fund, discussed with the
Independent Directors the factors set forth in the Gartenberg Case as they apply to the Director’s consideration of this matter, and responded to questions from the Board.
Matters considered by the Board, including the Independent Directors, at the Meeting in connection with its re-approval of the Agreement included the following:

Performance. The Board reviewed American Growth Fund’s investment performance reports, which compared the performance of Series One with several other mutual funds with generally similar investment strategies, at least in part, over various time periods, as well as with the Series One Fund’s benchmark index, the S&P 500 (the “S&P 500”), and discussed these reports with representatives of the
Adviser. The Board and the Independent Directors considered Series One’s comparative performance for three months, six months, one year, three year and five year periods. The Board noted and discussed
Series One’s long term superior performance to some of the other comparable funds and the S&P 500 as well as its comparable performance in the shorter and medium term reports. Based upon the foregoing and other information provided by the Adviser, the Board, including a majority of the Independent
Directors, concluded that the Series One Fund’s prior investment performance under the Adviser’s direction, as well as the outlook for future performance, were satisfactory.

Nature, Extent and Quality of Services. The Directors noted that the Fund is an actively managed fund requiring the attention of, and direction by, the Adviser and that the Adviser currently manages approximately $16.7 million in assets for the Fund (both Series One and Two combined). The Directors discussed the nature of the Adviser’s operations and considered the long-term tenure and industry

Series One – Page 28

Semi Annual Report For the six months ended January 31, 2017 experience of the Adviser’s professional investment management staff. The Board also reviewed the
Adviser’s investment strategy, research capabilities and analytical methodology that it utilizes in selecting investments for the Series One Fund. The Directors also discussed the Adviser’s recent enhancements to its compliance procedures. The Board then concluded that the Adviser had sufficient depth of personnel, experience, resources, and investment and compliance processes to provide sufficient quality services to the Fund. The Adviser does not provide services to any other mutual fund and the Advisory Agreement between the Fund and the Adviser is inclusive of both Series One and Series Two, therefore, there are no other contracts to use as a comparison for the services provided or amounts paid between the two parties. As part of the Board’s peer group side-by-side comparison, the Directors were provided with the advisor fees of each peer, if available, as well as other relevant items such as management fees, if available, for use in their consideration of the reapproving the Investment Advisory Agreement.

Cost of Services and Profitability. The Board noted that the Agreement requires the Series One Fund to pay the Adviser an annual fee of approximately 1% of the Fund’s average net assets up to a “break point” at $30,000,000 at which point the fee is reduced to 3/4ths of 1% for any assets under management in excess of $30,000,000. The Board also noted that, in addition to the 1% advisory fee, which amounted to $142,413 for the year 2016 from Series One, both the Series One and Series Two Funds shared certain operating costs with the Adviser and that affiliates of the Adviser received additional revenue from the Fund for distributing the Fund’s shares and for office rent. The Board, including the Independent
Directors, specifically considered the profits realized by the Adviser and its affiliates in relation to the operation of the Fund and determined that such profits were not excessive. In making this determination, they relied upon an analysis of the profitability of the Fund’s business to the Adviser and its affiliates provided by the Adviser. Based on all of this information, the Independent Directors concluded that the advisory fees charged under the Agreement and the other amounts paid to the Adviser and its affiliates are fair and reasonable under the circumstances.

Economies of Scale. After discussion, it was the consensus of the Board and the Independent Directors that the Fund had not reached an asset level where any material economies of scale were being realized by the Adviser that could be shared with the Fund. The Board specifically noted the existence of the
“break point” on advisory fees in the Agreement. Additionally, the Adviser does not have any soft dollar arrangements.

Conclusion. During the Board’s deliberations, neither the Board nor the Independent Directors identified any single piece of information that was all important or controlling with respect to their evaluation of the fairness of the Agreement to the Series One Fund.
The Board concluded that;
(1) The nature and quality of services provided to the Fund and its shareholders by IRC were reasonable and acceptable which positively affected its decision to reapprove the Investment Advisory Agreement,
(2) The profitability of IRC and its affiliates from their relationships with the Fund are reasonable and acceptable which positively affected its decision to reapprove the Investment Advisory Agreement,
(3) There are no effective Fund economies of scale to be shared at current asset values but this issue will be revisited if circumstances change which did not affect its decision to reapprove the Investment
Advisory Agreement,
(4) The Directors find the Fund performance to be satisfactory, which positively affected its decision to reapprove the Investment Advisory Agreement,
(5) The Fund’s expenses are reasonable and acceptable and the Fund’s expense ratio is at an acceptable level considering the circumstances, which positively affected its decision to reapprove the Investment
Advisory Agreement, and

Semi Annual Report For the six months ended January 31, 2017

Series One – Page 29

(6) The Fund’s investment advisory fees are reasonable and acceptable and within a range of what could have been negotiated at arm’s length, are appropriate, fair and reasonable in light of the Fund’s comparative performance and expenses and that there is value in the advisory services rendered by IRC to the Fund which positively affected its decision to reapprove the Investment Advisory Agreement.

The Board determined that it had received such information from the Adviser as was reasonably necessary to evaluate the terms of the Agreement, including answers to the questions raised by the Independent Directors before and during the Meeting. The Board noted that it had also received assistance of legal counsel present at the Meeting. Accordingly, the Board, including all of the Independent Directors, unanimously concluded that the terms of the Agreement were fair and reasonable to the Series One Fund and, in the exercise of the Directors’ reasonable business judgment, determined that the Agreement with the Adviser should be continued for another year.

Series One – Page 30

Semi Annual Report For the six months ended January 31, 2017

HYPOTHETICAL PERFORMANCE CHARTS (unaudited)

The following charts compare the change in value of a $10,000 investment in the American Growth Fund versus the Standard and Poors 500. Returns reflect a sales load for Class A and D while Class B and C are without a sales load.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance data to the most recent month end can be obtained by calling 1-800-525-2406.

Series One – Page 31

On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one at 1-800-525-2406. Please read the prospectus carefully before investing. Period ending 01/31/2017. For current performance figures please call 1-800-525-2406.

			5 years	10 years
	1	year	annualized	annualized
Class D without load	19.85%		12.31%	3.32%
Class D with load*	13.01%		10.98%	2.71%
Class A without load	19.69%		11.96%	3.01%
Class A with load*	12.77%		10.66%	2.41%
Class B without load	18.88%		11.20%	2.33%
Class C without load	18.64%		11.19%	2.31%
*Includes a 5.75% sales charge based on a $10,000 initial purchase.

TRANSFER AGENT: Fund Services, Inc., 8730 Stony Point Parkway, Stony Point Bldg. III - Suite # 205, Richmond, Va. 23235
CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City, MO 64106
RETIREMENT PLAN CUSTODIAN: UMB Bank NA Investment Services Group, 928 Grand Blvd, Fifth Floor, Kansas City,
MO 64106
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: Tait, Weller & Baker LLP, 1818 Market St., Suite 2400,
Philadelphia, PA 19103
LEGAL COUNSEL: Jones & Keller, 1999 Broadway, Suite 3150, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: World Capital Brokerage, Inc., 1636 Logan Street, Denver, CO 80203

OFFICERS AND DIRECTORS		INVESTMENT ADVISORS
Timothy E. Taggart	President and Director	Investment Research Corporation
Eddie R. Bush	Director	1636 Logan Street
Harold Rosen	Director	Denver, CO 80203
John Pasco III	Director	OFFICERS AND DIRECTORS
Dr. Brian Brody	Director	Timothy E. Taggart	President, Treasurer, and
Mark Bomber	Director		Director
Gerald Opalinski	Director	Michael L. Gaughan	Vice President,
Darrell E. Bush	Director		Secretary
Peter McKown	Director		and Director
Patricia A. Blum	Vice President	Patricia A. Blum	Vice President
Michael L. Gaughan	Chief Compliance Officer
and Corporate Secretary
9/2016

Series One – Page 32

ITEM 2 – Code of Ethics

The Fund has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.
The Fund undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Growth Fund, Inc. at 800 525 2406 or to 1636 Logan Street, Denver, CO 80203.

ITEM 3 – Audit Committee Financial Expert

The Fund’s board has determined that Eddie R. Bush, CPA, a member of the Fund’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as
"audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Fund’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Fund:
a) Audit Fees:
2015 $30,500
2016 $30,500
b) Audit Related Fees:
2015 none
2016 none
c) Tax Fees:
2015 $3,100
2016 $3,100
d) All Other Fees:
2015 none
2016 none
   e1)  Pre Approval of Audit and Non Audit Services. The Audit Committee will pre approve any engagement of the outside auditors, including fees and compensation to be paid to the outside auditors, to provide any audit and any non audit services to the Fund and any non audit services to the Fund's investment advisor and to any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, as provided in Rule 2 01(c)(7)(ii) of Regulation S X. The Audit Committee Chair shall have the authority to grant preapproval and may delegate this authority to one or more Audit Committee members who are independent Directors as defined in Section 10A(i) of the Securities and Exchange Act of 1934, as amended. All such delegated pre approvals shall be reported to the Audit Committee no later than the next Audit Committee meeting.
  e2)  100% of items 4b through 4d were disclosed and approved by the Audit Committee chairman.
  f)  none
  g)  none
  h)  Adviser and affiliates (includes only fees for non audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Fund and were subject to the pre approval policies described below):
a)  Audit Fees:
2015 $19,500
2016 $19,500
b) Audit Related Fees:
2015 none

2016 none
j)  The audit related fees consist of assurance and related services relating to the examination of the Fund’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public
Accountants.
a)  Tax Fees:
2015 $3,100
2016 $3,100
The tax fees consist of consulting services relating to the Fund’s investments.
d) All Other Fees:
2015 none
2016 none
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non audit services that the Fund’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre approved by the committee. The pre approval requirement will extend to all non audit services provided to the Fund, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The committee will not delegate its responsibility to pre approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre approve audit and permissible non audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre approval requirement is waived with respect to non audit services if certain conditions are met. The pre approval requirement was not waived for any of the non audit services listed above provided to the Fund, adviser and affiliates.

Aggregate non audit fees paid to the Fund’s auditors, including fees for all services billed to the Fund, adviser and affiliates that provide ongoing services to the Fund, were $3,100 for fiscal year 2015 and $3,100 for fiscal year
2016. The non audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Funds

Not applicable to this Fund, insofar as the Fund is not a listed issuer as defined in Rule 10A 3 under the Securities
Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies

Not applicable to this Fund, insofar as the Fund is not a closed end management investment company.

ITEM 8 – Portfolio Managers of Closed End Management Investment Companies

Not applicable to this Fund, insofar as the Fund is not a closed end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed End Management Investment Company and Affiliated
Purchasers

Not applicable to this Fund, insofar as the Fund is not a closed end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

On September 22, 2016 the Fund’s Independent Directors formed and assumed the duties of the Nominating
Committee. Although the Nominating Committee has agreed that they would accept nominations of Independent
Directors from shareholders, at the time of this filing they had yet to formalize a procedure for these nominations.

ITEM 11 – Controls and Procedures

(a)  The Fund’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Fund’s disclosure controls and procedures (as such term is defined in Rule 30a 3 under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)  There were no changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a 3(d)
under the Investment Company Act of 1940) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the
Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)  The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)  The certifications required by Rule 30a 2 of the Investment Company Act of 1940 and Sections 302 and
906 of the Sarbanes Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the
Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   AMERICAN GROWTH FUND SERIES ONE

   By/s/Timothy E. Taggart
   Timothy E Taggart, President
       Principal Executive and Principal Financial Officer

   Date: April 10, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By /s/Timothy E. Taggart
Timothy E. Taggart, President
       Principal Executive and Principal Financial Officer
Date: April 10, 2017